FINANCIAL ASSETS (Details Narrative) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Cash and cash equivalents, description	the Company to maintain 1 euro as restricted cash for each euro the customer has in the virtual wallet.
Cash and cash equivalents	€ 5,058	€ 4,829
Trade receivables and other current assets	2,145	3,357
Current financial assets	6,098	6,455
Current financial assets from related parties	2,175	0
Credit losses on current financial assets	€ 140	€ 138